Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	$ 433,125	$ 318,765
Participant-directed investments at fair value	264,684,488	251,958,683
Receivables:
Notes receivable – participants	3,980,345	4,445,216
Company contributions	0	203,424
Participant contributions	454,500	454,685
Total receivables	4,434,845	5,103,325
Assets	269,552,458	257,380,773
Liabilities
Accrued liabilities	132,633	95,418
Total liabilities	132,633	95,418
Net assets available for benefits	$ 269,419,825	$ 257,285,355